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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362


                           Van Kampen Municipal Trust
---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             1221 Avenue of the Americas, New York, New York 10020
---------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)


                                Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
---------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:  4/30/04

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

MUNICIPAL TRUST
SYMBOL: VKQ
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (09/27/91)     7.49%          6.34%

10-year                        7.33           6.20

5-year                         5.89           3.70

1-year                         2.83          -1.64

6-month                        1.16          -1.57
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Municipal Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both an NAV basis and a market-price basis, the trust underperformed its benchmark, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. As yields rose during the period, the prices of bonds declined. The trust's use of leverage magnified this negative movement, leading to a slightly lower total return at NAV than that of its benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns for much of the period as interest rates fell; however, it helped buoy returns when interest rates soared in the final weeks of the period.

The trust's performance was also modestly hampered by its bias, relative to the benchmark, toward high-quality securities. Municipal bond investors during the period responded to the improving economy by reducing the yield spreads between higher and lower-rated bonds (yield spreads reflect the premium demanded by investors to buy lower-rated bonds). As a result, lower-quality bonds outperformed. The portfolio had 82.7 percent exposure to bonds rated AA/Aa or higher at the end of the period.

We adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on the 13- to 19-year segment of the curve. Many of the securities we identified

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       1.16%        -1.57%             1.19%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

had the added appeal of premium coupons and 10-year call dates, which served to add income to the portfolio while limiting its interest-rate exposure.

The trust's trading activity during the period was well below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of housing bonds that were called away by their issuers during the period. In other cases we sold bonds that met their performance objectives and reinvested the cash into securities with more promising total-return characteristics.

The trust's portfolio remained well diversified during the period, with its holdings spread across many major municipal bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, public education and health care.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend in rates will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
General Purpose               19.1%         AAA/Aaa                        71.0%
Public Education              11.5          AA/Aa                          11.7
Health Care                   10.0          A/A                             3.7
Transportation                 9.4          BBB/Baa                         5.1
Higher Education               8.0          BB/Ba                           1.7
                                            B/B                             0.1
                                            Non-Rated                       6.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  149.8%
          ALABAMA 3.7%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth Sys
          Ser A........................................... 5.875%   11/15/24   $   1,047,810
 2,695    Gadsden, AL Wts Ser B (AMBAC Insd).............. 5.250    08/01/21       2,844,626
 4,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts
          (Prerefunded @ 08/01/12) (FGIC Insd)............ 5.125    02/01/42       4,365,120
 6,215    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)............ 5.000    02/01/41       6,795,854
 1,735    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)............ 5.000    02/01/41       1,907,025
 2,000    Jefferson Cnty, AL Wts Ser A (AMBAC Insd)....... 5.000    04/01/09       2,178,300
 2,405    Marshall Cnty, AL Hlthcare Ser C................ 6.000    01/01/32       2,501,104
                                                                               -------------
                                                                                  21,639,839
                                                                               -------------
          ALASKA  0.2%
 1,000    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)...... 5.750    10/01/17       1,107,210
                                                                               -------------

          ARIZONA  0.7%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ St
          Univ Proj....................................... 6.250    09/01/32       1,474,162
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
          Network......................................... 6.375    12/01/37       1,031,010
 1,750    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
          Insd)........................................... 5.250    09/01/17       1,870,382
                                                                               -------------
                                                                                   4,375,554
                                                                               -------------
          ARKANSAS  0.3%
 1,565    Fort Smith, AR Wtr & Swr Rev Ser C (FSA Insd)... 5.000    10/01/21       1,611,543
                                                                               -------------

          CALIFORNIA  13.6%
 4,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Sub Pub Impts Proj C (FSA Insd).................   *      09/01/20       1,716,880
 2,500    Anaheim, CA Uni High Sch Dist Ser A (FSA
          Insd)........................................... 5.000    08/01/25       2,515,775
   350    California Hlth Fac Fin Auth Rev Casa De Las Ser
          A (MBIA Insd)................................... 5.250    08/01/17         368,371
 5,500    California St (AMBAC Insd)...................... 5.125    10/01/27       5,516,995
 1,250    California St Dept Wtr Res Pwr Ser A............ 6.000    05/01/15       1,382,713
 4,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.375    05/01/18       4,285,800
 3,705    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)........................................... 5.375    05/01/21       3,921,705
 2,000    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)........................................... 5.375    05/01/22       2,107,920
 2,500    California St Pub Wks Brd Lease Rev Dept
          Corrections Ser E (XLCA Insd)................... 5.000    06/01/18       2,593,175
 1,000    California St Pub Wks Brd UCLA Replacement Hosp
          Ser A (FSA Insd)................................ 5.375    10/01/20       1,059,640

 6                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$5,000    California St Univ Rev Systemwide Ser A (AMBAC
          Insd)........................................... 5.000%   11/01/23   $   5,074,350
 2,650    California Statewide Cmnty Dev Auth Ctf Part
          (Acquired 11/23/99, Cost $2,650,000) (a)........ 7.250    11/01/29       2,716,833
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd)..............   *      09/01/17       2,532,250
 1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area Ser
          A............................................... 6.600    09/01/25       1,039,180
 1,300    Del Mar, CA Race Track Auth Rev Rfdg............ 6.000    08/15/06       1,345,656
18,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg (MBIA Insd).........................   *      01/15/25       5,367,960
27,810    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *      01/15/33       4,838,940
 6,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Sr Lien Ser A (Escrowed to Maturity).....   *      01/01/18       3,110,220
 2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
          Santa Fe Redev Rfdg............................. 6.200    10/01/27       2,305,632
 2,635    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA
          Insd)........................................... 5.250    11/01/23       2,723,615
 2,000    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd)........................................... 5.375    07/01/18       2,166,900
 4,400    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd)........................................... 5.250    07/01/19       4,677,728
 5,585    Sacramento, CA City Fin Auth Rev Comb Proj B
          (MBIA Insd).....................................   *      11/01/14       3,430,419
 1,375    San Bernadino, CA Jt Pwr Fin Auth Alloc Rev
          Central City Merged Proj A Rfdg (AMBAC Insd).... 5.750    07/01/20       1,561,491
 1,000    Stockton, CA Cmnty Fac Dist Spl Tax No 1-A Mello
          Roos-Weston Ranch Ser A......................... 5.800    09/01/14       1,045,360
 4,000    University, CA Rev Gen Ser A (AMBAC Insd)....... 5.000    05/15/33       3,990,760
 5,000    University, CA Rev Gen Ser B (AMBAC Insd)....... 5.000    05/15/20       5,163,300
                                                                               -------------
                                                                                  78,559,568
                                                                               -------------
          COLORADO  2.0%
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A............................... 5.500    03/01/32       1,025,820
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.................................. 6.500    11/15/31       1,220,400
 2,200    La Plata Cnty, CO Sch Dist 9-R Durango (MBIA
          Insd)........................................... 5.250    11/01/21       2,306,788
 6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE........... 5.375    06/01/16       6,870,317
                                                                               -------------
                                                                                  11,423,325
                                                                               -------------

See Notes to Financial Statements                                              7

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          CONNECTICUT  5.5%
$7,140    Connecticut St Hlth & Ed Fac Auth Rev Nursing
          Home Proj AHF/Hartford (Prerefunded @
          11/01/04)....................................... 7.125%   11/01/24   $   7,493,501
 2,840    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (ACA Insd) (AMT)..................... 6.600    07/01/24       3,048,257
 3,450    Connecticut St Spl Tax Oblig Ser B (Prerefunded
          @ 10/01/04) (FGIC Insd)......................... 6.200    10/01/13       3,556,674
 3,540    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A-Private Placement (b)................... 6.400    09/01/11       3,786,880
 3,460    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          A, 144A-Private Placement (Prerefunded @
          09/01/07) (b)................................... 6.400    09/01/11       3,889,005
 6,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          B, 144A-Private Placement (b)................... 5.750    09/01/18       6,757,725
 3,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser
          B, 144A-Private Placement (b)................... 5.750    09/01/27       3,564,785
                                                                               -------------
                                                                                  32,096,827
                                                                               -------------
          DISTRICT OF COLUMBIA  1.0%
 1,000    District of Columbia Hosp Rev Medlantic Hlthcare
          Group A Rfdg (Escrowed to Maturity) (MBIA
          Insd)........................................... 5.875    08/15/19       1,096,930
 5,000    Metropolitan Washington DC Arpt Auth Sys Ser A
          (FGIC Insd) (AMT)............................... 5.125    10/01/26       4,966,850
                                                                               -------------
                                                                                   6,063,780
                                                                               -------------
          FLORIDA  9.6%
 3,380    Brevard Cnty, FL Hlth Fac Hlth First Inc Proj
          (MBIA Insd)..................................... 5.125    04/01/31       3,392,945
 2,550    Broward Cnty, FL Wtr & Swr Util Rfdg (MBIA
          Insd)........................................... 5.000    10/01/20       2,639,990
 3,040    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)........................................... 5.950    07/01/20       3,175,706
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)........................................... 5.750    07/01/11       1,127,450
 3,000    Florida St Dept Environmental Protection
          Preservation Rev Ser A (FGIC Insd).............. 5.750    07/01/10       3,402,630
 1,895    Gulf Breeze, FL Rev Loc Govt (Variable Rate
          Coupon) (FGIC Insd)............................. 5.625    12/01/20       2,043,568
 1,155    Gulf Breeze, FL Rev Venice Loc Govt (FGIC Insd)
          (c)............................................. 5.050    12/01/20       1,222,810
 2,310    Hillsborough Cnty, FL Indl Dev Auth Andl Dev Rev
          Hlth Fac Proj Univ Cmnty Hosp Ser A............. 5.500    08/15/14       2,380,178
 1,000    Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev
          Univ Cmnty Hosp (MBIA Insd)..................... 5.750    08/15/14       1,031,020
 1,000    Hillsborough Cnty, FL Util Jr Lien Rfdg (AMBAC
          Insd)........................................... 5.000    08/01/06       1,067,130
 1,000    Jea, FL Elec Sys Rev Ser 3 Ser A................ 5.500    10/01/41       1,024,420
 1,000    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd)..... 5.375    07/01/15       1,082,280

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  265    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
          Sys............................................. 5.500%   11/15/32   $     266,479
 1,515    Miami Beach, FL Stormwtr Rev (FGIC Insd)........ 5.250    09/01/25       1,556,163
 1,855    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
          Hosp Ser A Rfdg (AMBAC Insd).................... 5.000    08/15/20       1,889,540
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          (FGIC Insd) (AMT)............................... 5.375    10/01/25       2,050,100
 2,700    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          (FGIC Insd) (AMT)............................... 5.375    10/01/32       2,753,703
 5,000    Miami-Dade Cnty, FL Aviation Ser A (FSA Insd)
          (AMT)........................................... 5.125    10/01/35       4,967,300
 3,750    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14       4,080,075
 4,320    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)........................................... 5.625    10/01/14       4,797,144
 4,300    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)........................................... 5.500    10/01/31       4,472,086
 1,870    Reedy Creek, FL Impt Dist FL Ser A (MBIA
          Insd)........................................... 5.000    06/01/21       1,932,739
 2,140    Reedy Creek, FL Impt Dist FL Ser A Rfdg (AMBAC
          Insd)........................................... 5.500    06/01/12       2,357,082
 1,060    Tallahassee, FL Lease Rev FL St Univ Proj Ser A
          (MBIA Insd)..................................... 5.500    08/01/18       1,151,966
                                                                               -------------
                                                                                  55,864,504
                                                                               -------------
          GEORGIA  3.6%
 2,645    Georgia St Ser D................................ 6.000    10/01/05       2,807,853
 3,500    Georgia St Ser D................................ 6.000    10/01/06       3,828,545
 2,400    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)............................... 5.250    11/01/14       2,603,088
 8,030    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)............................... 5.250    11/01/18       8,510,997
 1,000    Oconee Cnty, GA Indl Dev Auth Oiit Proj (XLCA
          Insd)........................................... 5.250    07/01/23       1,028,140
 2,000    Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb
          Hlthcare Sys Inc Rfdg........................... 6.500    07/01/27       1,951,640
                                                                               -------------
                                                                                  20,730,263
                                                                               -------------
          HAWAII  0.4%
 1,465    Honolulu, HI City & Cnty Ser D (FGIC Insd)
          (AMT)........................................... 4.700    02/01/08       1,554,746
   975    Honolulu, HI City & Cnty Wastewtr Sys Rev Cap
          Apprec (FGIC Insd)..............................   *      07/01/12         686,000
                                                                               -------------
                                                                                   2,240,746
                                                                               -------------

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          ILLINOIS  15.3%
$3,400    Carol Stream, IL First Mtg Rev Windsor Pk Mnr
          Proj (Prerefunded @ 12/01/07)................... 7.000%   12/01/13   $   3,487,890
 1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
          Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
          Insd)...........................................   *      01/01/16         866,565
 1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
          Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
          Insd)...........................................   *      01/01/18         664,677
 1,285    Chicago, IL Brd Ed (Prerefunded @ 12/01/10)
          (FGIC Insd)..................................... 6.000    12/01/12       1,483,982
 1,400    Chicago, IL Brd Ed Ser A (MBIA Insd)............ 5.500    12/01/28       1,462,174
 4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
          (FGIC Insd)..................................... 5.750    01/01/40       4,238,360
 2,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien C 2 Rfdg (FSA Insd) (AMT).................. 5.250    01/01/30       2,512,050
 5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser A Rfdg (MBIA Insd) (AMT)............... 5.375    01/01/32       5,065,100
 1,015    Chicago, IL O'Hare Intl Arpt Rev Second Lien
          Passenger Fac Ser B (AMBAC Insd)................ 5.500    01/01/16       1,094,079
 1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)........... 5.500    01/01/19       2,131,450
 2,565    Chicago, IL Proj Ser C Rfdg (FGIC Insd)......... 5.750    01/01/12       2,854,665
 1,000    Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park
          Ridge (FSA Insd)................................ 5.500    12/01/14       1,116,030
 1,000    Cook Cnty, IL Ser A (FGIC Insd)................. 5.500    11/15/31       1,038,840
 7,765    Du Page Cnty, IL Forest Preserve Dist...........   *      11/01/17       4,007,051
 5,000    Du Page Cnty, IL Trans Rev (FSA Insd)........... 5.750    01/01/15       5,535,800
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg........... 7.625    12/01/13       4,270,960
 2,860    Illinois Dev Fin Auth Rev Adventist Hlth Ser A
          (MBIA Insd) (c)................................. 5.500    11/15/05       3,016,785
 2,725    Illinois Dev Fin Auth Rev Cmnty Rehab Providers
          Fac Ser A....................................... 7.375    07/01/25       2,914,251
 2,705    Illinois Dev Fin Auth Rev Loc Govt Pgm Aurora
          East Sch (MBIA Insd)............................   *      12/01/15       1,556,051
 1,565    Illinois Ed Fac Auth Rev DePaul Univ
          (Prerefunded @ 10/01/10) (AMBAC Insd)........... 5.625    10/01/15       1,784,147
 1,740    Illinois Ed Fac Auth Rev Lewis Univ............. 5.900    10/01/14       1,732,553
 1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp Ser
          C Rfdg (Partially prerefunded @ 04/15/02) (FSA
          Insd)........................................... 6.750    04/15/12       1,947,384
 2,500    Illinois St First Ser (MBIA Insd)............... 5.500    12/01/09       2,792,050
 1,500    Illinois St First Ser (FGIC Insd)............... 5.375    11/01/14       1,635,795
 3,000    Illinois St First Ser (FSA Insd)................ 5.250    12/01/21       3,133,680
 4,000    Illinois St Sales Tax Rev....................... 5.000    06/15/23       4,048,920

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,440    Kendall Kane & Will Cntys, IL Cmnty Sch Dist No
          308 Ser B (FGIC Insd)........................... 5.250%   10/01/19   $   3,631,367
   870    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev Cap Apprec (Escrowed to Maturity) (FGIC
          Insd)...........................................   *      06/15/14         547,326
 3,460    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev Cap Apprec (Unrefunded Balance) (FGIC
          Insd)...........................................   *      06/15/14       2,170,285
 2,675    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Ser A (MBIA Insd)..... 5.250    06/15/42       2,716,489
 1,510    Roselle, IL Multi-Family Hsg Rev Waterbury Apts
          Ser A Rfdg (GNMA Collateralized)................ 7.000    01/01/25       1,555,013
 3,060    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd)..........................   *      01/01/12       2,208,096
 3,505    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd)..........................   *      01/01/14       2,243,445
 2,010    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd)..........................   *      01/01/16       1,143,811
 1,415    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd)..........................   *      01/01/19         672,097
 9,660    Will Cnty, IL Forest Preserve Dist Ser B (FGIC
          Insd)...........................................   *      12/01/16       5,251,273
                                                                               -------------
                                                                                  88,530,491
                                                                               -------------
          INDIANA  1.4%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd).................................... 5.500    01/01/18       1,079,740
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC
          Insd)........................................... 5.500    07/15/13       1,100,470
 1,580    Indiana Trans Fin Auth Toll Rd Lease Rev Rfdg
          (AMBAC Insd).................................... 5.375    07/01/09       1,711,551
 1,500    Petersburg, IN Pollutn Ctl Rev, IN Pwr & Lt
          (AMT)........................................... 5.950    12/01/29       1,507,530
 2,500    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
          Rfdg (FSA Insd)................................. 5.250    07/10/24       2,565,600
                                                                               -------------
                                                                                   7,964,891
                                                                               -------------
          KANSAS  1.1%
 3,000    Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
          (MBIA Insd)..................................... 6.000    09/01/09       3,422,790
 1,395    Wichita, KS Pub Bldg Comm Rev Wichita St Univ
          Proj Ser L Rfdg (AMBAC Insd).................... 5.000    02/01/15       1,470,470
 1,465    Wichita, KS Pub Bldg Comm Rev Wichita St Univ
          Proj Ser L Rfdg (AMBAC Insd).................... 5.000    02/01/16       1,535,349
                                                                               -------------
                                                                                   6,428,609
                                                                               -------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          KENTUCKY  2.9%
$4,000    Elsmere, KY Indl Dev Rev Courtaulds Pkg Inc Proj
          Rfdg (Prerefunded @ 04/01/05)................... 6.750%   04/01/10   $   4,270,080
 1,500    Kentucky St Ppty & Bldg Commn Proj No 69 Ser A
          Rfdg (FSA Insd)................................. 5.500    08/01/11       1,681,935
 3,000    Kentucky St Ppty & Bldg Commn Proj No 79
          (Prerefunded @ 10/01/13) (MBIA Insd)............ 5.125    10/01/19       3,298,470
 3,500    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (FSA Insd)............................ 5.500    07/01/07       3,835,265
 1,000    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (FSA Insd)............................ 5.625    07/01/14       1,108,560
 2,350    Louisville & Jefferson, KY Swr Ser A (MBIA
          Insd)........................................... 5.500    05/15/15       2,566,529
                                                                               -------------
                                                                                  16,760,839
                                                                               -------------
          LOUISIANA  3.1%
 5,000    Ernest N Morial New Orleans LA Sr Sub Ser A
          (AMBAC Insd).................................... 5.250    07/15/21       5,224,200
 1,675    Louisiana Loc Govt Envir Fac Pkg Fac Corp Garage
          Proj Ser A (AMBAC Insd)......................... 5.200    10/01/19       1,758,867
 3,000    Louisiana St Ser A (FGIC Insd).................. 5.500    11/15/07       3,309,090
 8,209    Louisiana St Univ & Agriculture & Mechanical
          College Univ Rev Master Lease (Acquired
          11/30/98, Cost $8,032,929) (a).................. 5.750    10/30/18       7,683,951
                                                                               -------------
                                                                                  17,976,108
                                                                               -------------
          MAINE  0.2%
 1,000    Maine Vets Homes, ME Rev (Prerefunded @
          10/01/05)....................................... 7.750    10/01/20       1,101,070
                                                                               -------------

          MARYLAND  1.4%
 2,300    Baltimore, MD Cap Apprec Cons Pub Ser A Impt &
          Rfdg (FGIC Insd)................................   *      10/15/06       2,103,925
 1,845    Baltimore, MD Cap Apprec Ser A (Unrefunded
          Balance) (FGIC Insd)............................   *      10/15/07       1,579,763
 1,700    Maryland St Trans Auth Arpt Baltimore/WA Intl
          Arpt B (AMBAC Insd) (AMT)....................... 5.125    03/01/24       1,718,207
 2,365    Northeast, MD Waste Disp Auth Rfdg (AMBAC Insd)
          (AMT)........................................... 5.500    04/01/16       2,525,442
                                                                               -------------
                                                                                   7,927,337
                                                                               -------------
          MASSACHUSETTS  3.8%
 1,775    Massachusetts Muni Whsl Elec Co Nuclear Proj 5
          (MBIA Insd)..................................... 5.250    07/01/13       1,930,845
 1,000    Massachusetts St Cons Ln Ser B (AMBAC Insd)..... 5.000    08/01/22       1,021,260
 1,745    Massachusetts St Cons Ln Ser B (Prerefunded @
          05/01/09)....................................... 5.250    05/01/13       1,935,920

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$5,000    Massachusetts St Cons Ln Ser E (Prerefunded @
          01/01/13) (FSA Insd)............................ 5.250%   01/01/20   $   5,471,050
 2,165    Massachusetts St Dev Fin Agy M/Srbc Proj Ser A
          (MBIA Insd)..................................... 5.125    02/01/34       2,174,721
   820    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd).................... 6.100    09/01/18         863,099
 1,000    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd).................... 6.250    09/01/28       1,049,480
 1,500    Massachusetts St Fed Hwy Gnt Antic Nt Ser A..... 5.750    06/15/15       1,700,715
 3,700    Massachusetts St Hlth & Ed Fac Auth Rev (MBIA
          Insd)........................................... 5.000    07/01/13       3,792,796
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Partn
          Hlthcare Sys Ser C.............................. 5.750    07/01/32       1,046,650
   825    Massachusetts St Hlth & Ed Fac Auth Rev
          Winchester Hosp Ser D Rfdg (Connie Lee Insd).... 5.750    07/01/14         846,780
                                                                               -------------
                                                                                  21,833,316
                                                                               -------------
          MICHIGAN  3.8%
 3,560    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
          Ser B (Acquired 09/08/97, Cost $3,560,000)
          (a)............................................. 6.700    05/01/21       3,484,136
   900    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
          Ser C (Acquired 09/08/97, Cost $900,000) (a).... 6.850    05/01/21         863,865
 3,860    Detroit, MI Ser A (XLCA Insd)................... 5.250    04/01/21       4,025,941
 2,930    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
          Rfdg (MBIA Insd)................................ 5.250    07/01/18       3,121,769
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
          Cmnty Hlth Ctr.................................. 5.750    05/15/18       1,161,238
 2,000    Michigan Muni Bd Auth Rev Clean Wtr Rev Fd...... 5.250    10/01/18       2,119,180
   500    Michigan St Hosp Fin Auth Rev Hosp Genesys Regl
          Med Ser A Rfdg (Escrowed to Maturity)........... 5.375    10/01/13         546,965
 2,640    Michigan St Hsg Dev Rental Hsg Rev Ser A (MBIA
          Insd) (AMT)..................................... 5.300    10/01/37       2,646,547
 1,500    Michigan St Strategic Fd Detroit Edison Co Proj
          C Rfdg (XLCA Insd) (AMT)........................ 5.450    12/15/32       1,531,665
 2,500    Michigan St Trunk Line Ser A (Prerefunded @
          11/01/11)....................................... 5.500    11/01/15       2,807,775
                                                                               -------------
                                                                                  22,309,081
                                                                               -------------
          MISSISSIPPI  0.5%
 2,500    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
          Energy Res Inc Proj............................. 5.875    04/01/22       2,512,475
   620    Mississippi Home Corp Single Family Rev Mtg Ser
          F (GNMA Collateralized) (AMT)................... 7.550    12/01/27         639,381
                                                                               -------------
                                                                                   3,151,856
                                                                               -------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MISSOURI  3.0%
$1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt........................ 6.100%   06/01/20   $   1,335,684
 1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt........................ 6.200    06/01/29         926,600
 1,250    Fulton 54 Trans Corp Hwt Rev MO (AMBAC Insd).... 4.600    09/01/04       1,264,000
 1,740    Good Shepherd Nursing Home Dist MO Nursing Home
          Fac Rev (Prerefunded @ 08/15/05)................ 7.625    08/15/15       1,901,159
 1,000    Kearney, MO (AMBAC Insd)........................ 5.500    03/01/16       1,088,330
 1,415    Missouri St Hlth & Ed Fac Rev Univ MO Columbia
          Arena Proj...................................... 5.000    11/01/18       1,466,916
 3,085    Missouri St Hwy & Trans Commn Rd Rev Ser A...... 5.250    02/01/07       3,328,962
 1,000    Missouri St Hwy & Trans Commn Rd Rev Ser A...... 5.125    02/01/17       1,055,660
 2,810    Perry Cnty, MO Nursing Home Rev Rfdg............ 5.900    03/01/28       2,453,776
 2,505    St Louis, MO Arpt Rev Cap Impt Prog Ser A (MBIA
          Insd)........................................... 5.375    07/01/20       2,657,680
                                                                               -------------
                                                                                  17,478,767
                                                                               -------------
          NEVADA  0.7%
 2,500    Reno, NV Cap Impt Rev (FGIC Insd)............... 5.125    06/01/26       2,524,925
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC
          Insd)........................................... 5.125    06/01/37       1,503,180
                                                                               -------------
                                                                                   4,028,105
                                                                               -------------
          NEW HAMPSHIRE  1.3%
 4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Daniel Webster College Issue.................... 6.300    07/01/29       4,498,368
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A...................... 6.500    03/01/23       1,957,320
 1,000    New Hampshire Hlth & Ed Fac Auth Rev Derryfield
          Sch............................................. 6.750    07/01/20         983,010
                                                                               -------------
                                                                                   7,438,698
                                                                               -------------
          NEW JERSEY  8.3%
 4,000    Camden Cnty, NJ Impt Auth Lease Rev Kaighn PT
          Marine Term Ser A (Asset Gty Insd) (AMT) (d)
          (e)............................................. 8.000    06/01/27         240,000
 1,460    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd)...........................................   *      03/01/05       1,443,619
 1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd)...........................................   *      03/01/06       1,413,622
 1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd)...........................................   *      03/01/07       1,504,776
 1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
          Insd)...........................................   *      03/01/08       1,392,658
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd)............................ 5.900    03/15/21      28,698,000

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$2,825    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
          A (AMBAC Insd).................................. 5.250%   09/01/19   $   2,989,867
 3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
          Insd)........................................... 6.500    01/01/16       4,160,030
 1,000    New Jersey St Trans Corp Capital Grant Antic Nt
          Ser B (AMBAC Insd).............................. 5.500    02/01/08       1,098,420
 3,500    New Jersey St Trans Corp Ctf Fed Trans Admin
          Grants Ser A (AMBAC Insd)....................... 5.500    09/15/13       3,898,230
 1,000    New Jersey St Trans Tr Fd Auth Trans Sys Ser
          A............................................... 5.750    06/15/18       1,126,770
                                                                               -------------
                                                                                  47,965,992
                                                                               -------------
          NEW MEXICO  0.3%
 1,500    Jicarilla, NM Apache Nation Adj Ser A (Acquired
          10/23/03, Cost $1,514,910) (a).................. 5.000    09/01/18       1,504,110
                                                                               -------------

          NEW YORK  12.4%
 1,870    Long Island Pwr Auth, NY Elec Cap Apprec (FSA
          Insd)...........................................   *      06/01/18         964,621
 3,000    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)........................................... 5.250    11/15/31       3,073,560
 2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secured Ser A (Prerefunded @ 11/15/10).......... 5.750    11/15/13       2,852,950
 1,000    Nassau Cnty, NY Ser A Rfdg (FGIC Insd).......... 6.000    07/01/10       1,143,250
    85    New York City Adj SubSer A-1 (Partially
          prerefunded @ 08/01/03)......................... 5.750    08/01/12          86,532
 2,625    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
          A (AMBAC Insd).................................. 5.000    02/15/11       2,839,620
 7,000    New York City Ser A............................. 6.250    08/01/08       7,639,730
 2,000    New York City Ser H (FGIC Insd)................. 6.000    08/01/12       2,286,360
 1,000    New York City Ser H............................. 5.750    03/15/13       1,091,490
 2,500    New York City Ser I (MBIA Insd)................. 5.000    08/01/17       2,629,925
 2,000    New York City Transitional Future Tax Secd Ser C
          (AMBAC Insd).................................... 5.250    08/01/22       2,095,980
 1,545    New York St Dorm Auth Lease Teachers College
          (FSA Insd)...................................... 5.250    08/15/15       1,654,309
 6,800    New York St Dorm Auth Rev City Univ Sys Cons Ser
          A............................................... 5.625    07/01/16       7,581,388
 3,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D
          (MBIA Insd)..................................... 5.500    10/01/17       3,269,400
 4,200    New York St Dorm Auth Rev Secd Hosp N General
          Hosp Rfdg....................................... 5.750    02/15/19       4,572,666
 1,250    New York St Dorm Auth Revs Cons City Univ Sys A
          (FSA Insd)...................................... 5.750    07/01/13       1,423,663
 2,190    New York St Hsg Fin Agy Econ Dev & Hsg Ser A.... 5.250    09/15/20       2,283,294
 1,330    New York St Hsg Fin Agy Econ Dev & Hsg Ser A.... 5.000    09/15/22       1,335,586

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$4,000    New York St Twy Auth Svc Cntrct Loc Hwy Brdg
          (Prerefunded @ 04/01/11)........................ 5.250%   04/01/16   $   4,435,840
 3,000    New York, NY City Mun Wtr Fin Ser B............. 5.000    06/15/19       3,117,030
 4,824    Plainedge, NY Union Free Sch Dist (Acquired
          07/25/97, Cost $4,824,214) (a).................. 6.000    06/01/12       5,075,942
 3,000    Triborough Brdg & Tunl Auth Gen Purp Ser A...... 5.000    01/01/27       3,000,750
 5,000    Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg... 5.000    11/15/21       5,130,950
 2,000    Triborough Brdg & Tunl Auth NY Ser E Rfdg (MBIA
          Insd)........................................... 5.000    11/15/32       2,000,640
                                                                               -------------
                                                                                  71,585,476
                                                                               -------------
          NORTH CAROLINA  5.1%
 2,000    Johnston Cnty, NC (FGIC Insd)................... 5.900    03/01/19       2,263,280
 7,015    North Carolina Eastern Muni Pwr Agy Pwr Sys Rev
          Ser A Rfdg (MBIA Insd).......................... 5.500    01/01/05       7,210,368
 2,200    North Carolina Eastern Muni Pwr Agy Pwr Sys Rev
          Ser C (ACA Insd)................................ 5.000    01/01/21       2,174,128
 8,300    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg (MBIA Insd)............................ 6.000    01/01/12       9,483,746
 6,605    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/20       6,940,006
 1,315    University, NC Wilmington Rev (AMBAC Insd)...... 5.250    01/01/19       1,396,214
                                                                               -------------
                                                                                  29,467,742
                                                                               -------------
          OHIO  6.5%
 3,950    Cincinnati, OH City Sch Dist Sch Impt (FSA
          Insd)........................................... 5.250    06/01/18       4,186,052
 2,765    Cleveland-Cuyahoga Cnty, OH Dev Port Auth Rev
          Cleveland Bond Fd Ser B......................... 5.375    05/15/18       2,612,483
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj............................................ 7.500    01/01/30       1,101,400
 2,350    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)........... 5.250    12/01/17       2,506,510
 1,200    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)........... 5.250    12/01/18       1,273,464
 4,800    Franklin Cnty, OH Hosp Rev Holy Cross Hlth Sys
          Ser B Rfdg (MBIA Insd).......................... 5.250    06/01/10       4,909,872
 2,000    Lebanon, OH City Sch Dist (FSA Insd)............ 5.500    12/01/16       2,187,160
 1,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare...... 5.375    10/01/30       1,001,290
 2,000    Lorain, OH City Sch Dist Classroom Fac Impt
          (MBIA Insd)..................................... 5.250    12/01/20       2,128,980
 1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A..................................... 6.000    11/15/32       1,041,680
 1,520    Miami Univ OH Gen Rcpts Rfdg (AMBAC Insd)....... 5.000    12/01/21       1,566,056
 1,580    Montgomery Cnty, OH Hosp Rev Grandview Hosp &
          Med Cent Rfdg (Escrowed to Maturity)............ 5.375    12/01/05       1,670,739
 2,270    Montgomery Cnty, OH Hosp Rev Kettering Med Cent
          Impt & Rfdg (MBIA Insd)......................... 6.250    04/01/20       2,665,389

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$3,595    Ohio Mun Elec Generation Agy Jt Venture 5 Ctf
          Ben Int Rfdg (AMBAC Insd)....................... 5.000%   02/15/20   $   3,697,098
 1,000    Ohio St Air Quality Dev Auth Rev JMG Funding Ltd
          Part Proj Rfdg (AMBAC Insd) (AMT)............... 6.375    04/01/29       1,036,640
 2,500    Ohio St Bldg Auth St Fac Adult Correction Ser A
          Rfdg (FSA Insd)................................. 5.500    10/01/12       2,755,475
 1,000    Ohio St Higher Ed Cap Fac Ser II A.............. 5.250    12/01/05       1,056,620
                                                                               -------------
                                                                                  37,396,908
                                                                               -------------
          OKLAHOMA  1.0%
 1,240    Kay Cnty, OK Home Fin Auth Rev Single Family Mtg
          Ser A Rfdg (Escrowed to Maturity) (AMBAC
          Insd)........................................... 7.000    11/01/11       1,499,445
 1,760    Oklahoma Hsg Fin Agy Single Family Rev Mtg Class
          B (GNMA Collateralized) (AMT)................... 7.997    08/01/18       1,857,504
 2,305    Oklahoma St Cap Impt Auth St (MBIA Insd)........ 5.000    06/01/06       2,450,192
                                                                               -------------
                                                                                   5,807,141
                                                                               -------------
          OREGON  2.1%
 4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)........................................... 5.250    07/01/22       4,173,720
 1,500    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/17       1,594,680
 1,250    Portland, OR Cmnty College Dist Ser B........... 5.250    06/01/12       1,356,300
 1,500    Washington Multnomah & Yamhill Cntys, OR Sch
          Dist No 11 (MBIA Insd).......................... 5.000    06/01/13       1,597,905
 3,195    Yamhill Cnty, OR Sch Dist No 029J Newberg (MBIA
          Insd)........................................... 5.250    06/15/18       3,382,483
                                                                               -------------
                                                                                  12,105,088
                                                                               -------------
          PENNSYLVANIA  7.0%
 2,500    Allegheny Cnty, PA San Auth Swr (MBIA Insd)..... 5.500    12/01/30       2,613,825
 3,850    Greater Latrobe, PA Sch Auth (FGIC Insd)........ 5.250    04/01/16       4,108,335
 3,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA
          Insd)........................................... 5.000    12/01/33       3,186,720
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.000    12/15/05         209,647
   275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.100    12/15/06         275,707
   295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.250    12/15/07         295,416
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.300    12/15/08         210,029
   320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.300    12/15/09         315,309

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$  240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg.................... 5.400%   12/15/10   $     234,583
 1,650    Montgomery Cnty, PA Indl Dev Auth Retirement
          Cmnty Rev Adult Cmnty Total Svc Ser B........... 5.625    11/15/12       1,724,366
 2,700    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
          Colver Proj Ser D (AMT)......................... 7.150    12/01/18       2,791,071
 1,000    Pennsylvania St Tpk Commn Rev Ser T Rfdg (FGIC
          Insd)........................................... 5.500    12/01/11       1,124,060
 1,000    Philadelphia, PA Auth Indl Dev Philadelphia Arpt
          Sys Proj Ser A (FGIC Insd) (AMT)................ 5.125    07/01/19       1,021,890
 2,600    Philadelphia, PA Auth Indl Ser B (FSA Insd)..... 5.500    10/01/16       2,819,570
 3,200    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
          4th Ser (FSA Insd).............................. 5.250    08/01/19       3,388,480
 4,305    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)................ 5.250    04/15/11       4,741,785
 1,500    Philadelphia, PA Sch Dist Ser A (FSA Insd)...... 5.750    02/01/12       1,671,165
 5,205    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500    09/01/17       5,543,429
 4,000    State Pub Sch Bldg Auth PA Sch Rev Lease
          Philadelphia Sch Dist Proj (FSA Insd)........... 5.000    06/01/33       3,984,640
                                                                               -------------
                                                                                  40,260,027
                                                                               -------------
          RHODE ISLAND  1.6%
 2,150    Providence, RI Redev Agy Ctf Part Ser A
          (Prerefunded @ 09/01/04)........................ 8.000    09/01/24       2,239,397
 2,420    Rhode Island St Cons Cap Dev Ln Ser A
          (Prerefunded @ 08/01/04)........................ 5.000    08/01/12       2,467,456
 2,000    Rhode Island St Economic Dev Ser A Rfdg (FSA
          Insd) (AMT)..................................... 5.000    07/01/20       2,002,240
 2,495    Rhode Island St Hlth & Ed Higher Ed Johnson &
          Wales Rfdg (XLCA Insd).......................... 5.375    04/01/18       2,662,340
                                                                               -------------
                                                                                   9,371,433
                                                                               -------------
          SOUTH CAROLINA  0.7%
 2,000    Rock Hill, SC Util Sys Rev Comb Ser A Impt &
          Rfdg (FSA Insd)................................. 5.375    01/01/18       2,156,360
   475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA
          Insd)........................................... 5.125    01/01/13         507,832
 1,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser A (AMBAC Insd)................ 5.200    11/01/27       1,532,760
                                                                               -------------
                                                                                   4,196,952
                                                                               -------------
          TENNESSEE  2.1%
 4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd).... 7.500    07/01/25       4,933,240
 2,500    Memphis, TN (Prerefunded @10/01/06)............. 5.250    10/01/14       2,718,175
 2,155    Memphis, TN Gen Impt............................ 5.000    05/01/20       2,228,399

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TENNESSEE (CONTINUED)
$1,000    Metropolitan Nashville Arpt Auth TN Impt Ser A
          Rfdg (FGIC Insd)................................ 6.600%   07/01/14   $   1,161,210
 1,205    Tennessee Hsg Dev Agy Home Ownership Pgm 2-A
          (AMT)........................................... 5.700    07/01/31       1,235,969
                                                                               -------------
                                                                                  12,276,993
                                                                               -------------
          TEXAS  9.9%
 1,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.......... 5.375    01/01/32         992,800
 1,350    Cameron Cnty, TX Ctf Oblig (AMBAC Insd)......... 5.750    02/15/14       1,497,380
 2,500    Coastal Bend Hlth Fac Dev, TX Ser C (Inverse
          Fltg) (Escrowed to Maturity) (AMBAC Insd) (f)... 10.578   11/15/13       3,256,525
 2,420    Dallas Cnty, TX Cmnty College Dist Rev Fing Sys
          (AMBAC Insd).................................... 5.375    02/15/16       2,600,847
 2,000    Fort Worth, TX Wtr & Swr Rev Impt Rfdg.......... 5.500    02/15/05       2,065,820
 5,000    Harris Cnty, TX Flood Ctl Dist Contract B
          Rfdg............................................ 5.000    10/01/23       5,057,850
 1,745    Harris Cnty, TX Perm Impt & Rfdg................ 5.000    10/01/11       1,867,848
 3,345    Houston, TX Hotel Occupancy Tax Convtn &
          Entertnmnt Ser B (AMBAC Insd)................... 5.750    09/01/14       3,741,750
 3,000    Houston, TX Indpt Sch Dist Maintenance Tax Nt
          (FSA Insd)...................................... 5.000    07/15/20       3,080,130
 6,790    Houston, TX Indpt Sch Dist Pub Fac Corp Lease
          Rev Cap Apprec West Side Ser B (AMBAC Insd).....   *      09/15/14       4,193,232
 1,500    Houston, TX Pub Impt Rfdg (FSA Insd)............ 5.750    03/01/15       1,663,785
 2,500    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B Rfdg
          (FGIC Insd)..................................... 6.250    12/01/05       2,676,450
 1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
          Centerpoint Energy Proj Rfdg.................... 5.600    03/01/27       1,248,775
 1,000    Mesquite, TX Hlth Fac Dev Christian Care
          Retirement Fac Ser A............................ 7.625    02/15/28       1,044,790
 1,400    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
          Mem Hosp Proj................................... 7.250    01/01/31       1,321,054
 1,000    North Central, TX Hlth Fac Dev Hosp Baylor Hlth
          Care Sys Proj A................................. 5.125    05/15/29         981,990
 4,000    North Central, TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)..................... 5.250    08/15/32       4,065,240
 4,085    Region One Ed Svc Cent Sub Tech Fac Proj
          (Acquired 12/30/97, Cost $4,084,722) (a)........ 6.590    12/15/17       4,104,369
 4,000    San Antonio, TX Elec & Gas Rev Sys Rfdg......... 5.375    02/01/18       4,272,240
 1,184    Texas Gen Svc Comm Part Int..................... 7.250    08/01/11       1,201,866
    75    Texas Muni Pwr Agy Rev (Escrowed to Maturity)
          (MBIA Insd).....................................   *      09/01/15          44,294

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$3,925    Texas Muni Pwr Agy Rev (Unrefunded Balance)
          (MBIA Insd).....................................   *      09/01/15   $   2,290,002
 4,000    Texas St Univ Sys Fin Rev Rfdg (FSA Insd)....... 5.000%   03/15/19       4,108,480
                                                                               -------------
                                                                                  57,377,517
                                                                               -------------
          UTAH  0.8%
 3,455    Bountiful, UT Hosp Rev South Davis Cmnty Hosp
          Proj (Prerefunded @ 06/15/04) (Acquired
          06/23/92, Cost $3,455,000) (a).................. 9.500    12/15/18       3,594,064
 1,000    Utah St Ser B Rfdg.............................. 5.250    07/01/08       1,101,750
                                                                               -------------
                                                                                   4,695,814
                                                                               -------------
          VIRGINIA  2.7%
 1,320    Fairfax Cnty, VA Ctf Part....................... 5.300    04/15/23       1,360,867
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev
          Henrico Cnty Regl Jail Proj (Prerefunded @
          08/01/05)....................................... 6.500    08/01/10       1,623,285
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev
          Henrico Cnty Regl Jail Proj (Prerefunded @
          08/01/05)....................................... 7.125    08/01/21       1,634,880
 1,630    Richmond, VA (FSA Insd)......................... 5.125    01/15/08       1,775,559
 1,340    Richmond, VA (FSA Insd)......................... 5.500    01/15/10       1,499,567
 2,155    Virginia Comwlth Trans Brd North VA Trans Dist
          Pg Ser A........................................ 5.375    05/15/14       2,346,838
 5,000    Virginia St Pub Sch Auth Sch Fing 1997
          Resolution Ser C................................ 5.000    08/01/20       5,185,250
                                                                               -------------
                                                                                  15,426,246
                                                                               -------------
          WASHINGTON  5.6%
 5,000    Bellevue, WA Convention Cent Auth Spl Oblig Rev
          Rfdg (MBIA Insd)................................   *      02/01/24       1,705,500
 3,230    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev
          Rfdg (FSA Insd)................................. 5.500    01/01/07       3,492,954
 3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev
          Rfdg (FSA Insd)................................. 5.625    01/01/12       3,314,070
 5,000    Cowlitz Cnty, WA Spl Swr Rev Csob Wastewtr
          Treatment Rfdg (FGIC Insd)...................... 5.500    11/01/19       5,515,400
 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (XLCA Insd)................................ 5.500    07/01/17       5,440,500
 3,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)................................. 5.500    07/01/18       3,235,260
 5,000    King Cnty, WA Ser B Rfdg (MBIA Insd)............ 5.250    01/01/34       5,064,400
 1,000    Port Seattle, WA Rev Ser B (MBIA Insd) (AMT).... 5.625    02/01/24       1,031,820

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          WASHINGTON (CONTINUED)
$1,345    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)... 5.750%   01/01/15   $   1,489,009
 1,750    Washington St Pub Pwr Supply Sys Nuclear Proj No
          1 Rev (MBIA Insd)............................... 5.750    07/01/12       1,911,875
                                                                               -------------
                                                                                  32,200,788
                                                                               -------------
          WEST VIRGINIA  1.1%
 6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
          Rev Potomac Edison Co Ser A (MBIA Insd) (AMT)... 6.875    04/15/22       6,575,938
                                                                               -------------

          WISCONSIN  2.2%
 5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys
          Corp (AMBAC Insd)............................... 5.500    08/15/25       5,135,400
 7,280    Wisconsin St Hlth & Ed Fac Auth Rev Children's
          Hosp (Prerefunded @ 08/15/04) (FGIC Insd)....... 5.000    08/15/10       7,443,800
                                                                               -------------
                                                                                  12,579,200
                                                                               -------------
          GUAM  0.9%
 5,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)............ 5.250    10/01/34       5,112,850
                                                                               -------------

          PUERTO RICO  0.4%
 2,000    Puerto Rico Muni Fin Agy Ser A (FSA Insd)....... 5.250    08/01/20       2,133,840
                                                                               -------------

TOTAL LONG-TERM INVESTMENTS  149.8%
  (Cost $832,441,673).......................................................     866,682,382
SHORT-TERM INVESTMENT  0.2%
  (Cost $1,200,000).........................................................       1,200,000
                                                                               -------------

TOTAL INVESTMENTS  150.0%
  (Cost $833,641,673).......................................................     867,882,382
OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%.................................      10,825,526
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (51.9%).................    (300,064,591)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 578,643,317
                                                                               =============

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.0% of net assets.

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Security converts to a fixed coupon rate at a predetermined date.

(d) Issuer has filed for protection in federal bankruptcy court.

(e) Non-income producing security.

(f) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Asset Gty--Asset Guaranty Insurance Co.

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $833,641,673).......................  $867,882,382
Cash........................................................       137,839
Receivables:
  Interest..................................................    11,981,217
  Investments Sold..........................................     2,667,350
Other.......................................................         2,924
                                                              ------------
    Total Assets............................................   882,671,712
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,772,450
  Investment Advisory Fee...................................       437,814
  Income Distributions--Common Shares.......................       168,191
  Other Affiliates..........................................        56,261
  Administrative Fee........................................        36,485
Trustees' Deferred Compensation and Retirement Plans........       332,284
Accrued Expenses............................................       160,319
                                                              ------------
    Total Liabilities.......................................     3,963,804
Preferred Shares (including accrued distributions)..........   300,064,591
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $578,643,317
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($578,643,317 divided by
  36,365,393 shares outstanding)............................  $      15.91
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 36,365,393 shares issued and
  outstanding)..............................................  $    363,654
Paid in Surplus.............................................   538,413,497
Net Unrealized Appreciation.................................    34,240,709
Accumulated Undistributed Net Investment Income.............     3,969,747
Accumulated Net Realized Gain...............................     1,655,710
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $578,643,317
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 12,000 issued with liquidation preference of
  $25,000 per share)........................................  $300,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $878,643,317
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 22,073,760
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,692,353
Preferred Share Maintenance.................................       398,568
Administrative Fee..........................................       224,363
Trustees' Fees and Related Expenses.........................        91,191
Legal.......................................................        57,585
Custody.....................................................        25,379
Other.......................................................       198,918
                                                              ------------
    Total Expenses..........................................     3,688,357
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 18,385,403
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  1,753,196
  Futures...................................................      (333,975)
                                                              ------------
Net Realized Gain...........................................     1,419,221
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    46,947,631
  End of the Period.........................................    34,240,709
                                                              ------------
Net Unrealized Depreciation During the Period...............   (12,706,922)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(11,287,701)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (1,448,847)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $  5,648,855
                                                              ============

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2004    OCTOBER 31, 2003
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 18,385,403       $ 37,242,943
Net Realized Gain.......................................       1,419,221          2,809,023
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (12,706,922)         1,757,060

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,371,484)        (3,055,413)
  Net Realized Gain.....................................         (77,363)               -0-
                                                            ------------       ------------

Change in Net Assets Applicable to Common Shares from
  Operations............................................       5,648,855         38,753,613
Distributions to Common Shareholders:
  Net Investment Income.................................     (17,018,202)       (34,036,119)
  Net Realized Gain.....................................        (869,098)               -0-
                                                            ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (12,238,445)         4,717,494
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     590,881,762        586,164,268
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,969,747 and $3,974,030,
  respectively).........................................    $578,643,317       $590,881,762
                                                            ============       ============

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,    ------------------------------
                                                     2004       2003      2002 (a)     2001
                                                  -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........  $ 16.25     $ 16.12    $ 16.07     $ 14.91
                                                   -------     -------    -------     -------
  Net Investment Income..........................      .51        1.02       1.06        1.13
  Net Realized and Unrealized Gain/Loss..........     (.32)        .13        .01        1.12
  Common Share Equivalent of Distributions Paid
    to Preferred Shareholders:
    Net Investment Income........................     (.04)       (.08)      (.11)       (.27)
    Net Realized Gain............................      -0-(f)      -0-        -0-         -0-
                                                   -------     -------    -------     -------
Total from Investment Operations.................      .15        1.07        .96        1.98
Distributions Paid to Common Shareholders:
    Net Investment Income........................     (.47)       (.94)      (.91)       (.82)
    Net Realized Gain............................     (.02)        -0-        -0-         -0-
                                                   -------     -------    -------     -------
NET ASSET VALUE, END OF THE PERIOD...............  $ 15.91     $ 16.25    $ 16.12     $ 16.07
                                                   =======     =======    =======     =======

Common Share Market Price at End of the Period...  $ 13.88     $ 14.57    $ 14.30     $ 13.79
Total Return (b).................................   -1.57%*      8.60%     10.49%      15.97%
Net Assets Applicable to Common Shares at End of
  the Period (In millions).......................  $ 578.6     $ 590.9    $ 586.2     $ 584.4
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)................    1.23%       1.23%      1.35%       1.55%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c).........    6.14%       6.28%      6.70%       7.26%
Portfolio Turnover...............................       7%*        24%        38%         28%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)...........................     .82%        .81%       .89%       1.01%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d).........    5.68%       5.77%      5.98%       5.51%

SENIOR SECURITIES:
Total Preferred Shares Outstanding...............   12,000      12,000     12,000      12,000
Asset Coverage Per Preferred Share (e)...........  $73,220     $74,245    $73,861     $73,700
Involuntary Liquidating Preference Per Preferred
  Share..........................................  $25,000     $25,000    $25,000     $25,000
Average Market Value Per Preferred Share.........  $25,000     $25,000    $25,000     $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 6.69% to 6.70%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

                          TWO MONTHS
YEAR ENDED OCTOBER 31,       ENDED                     YEAR ENDED AUGUST 31,
-----------------------   OCTOBER 31,   ----------------------------------------------------
      2000       1999        1998         1998       1997       1996       1995       1994
--------------------------------------------------------------------------------------------
     $ 14.60   $  17.39    $  17.32     $  16.60   $  15.84   $  15.73   $  15.56   $  17.04
     -------   --------    --------     --------   --------   --------   --------   --------
        1.17       1.20         .21         1.26       1.28       1.30       1.31       1.34
         .42      (2.30)        .08          .72        .73        .10        .26      (1.42)
        (.34)      (.24)       (.02)        (.30)      (.29)      (.30)      (.32)      (.28)
         -0-       (.06)       (.04)         -0-        -0-        -0-        -0-        -0-
     -------   --------    --------     --------   --------   --------   --------   --------
        1.25      (1.40)        .23         1.68       1.72       1.10       1.25       (.36)
        (.94)      (.96)       (.16)        (.96)      (.96)      (.99)     (1.08)     (1.12)
         -0-       (.43)        -0-          -0-        -0-        -0-        -0-        -0-
     -------   --------    --------     --------   --------   --------   --------   --------
     $ 14.91   $  14.60    $  17.39     $  17.32   $  16.60   $  15.84   $  15.73   $  15.56
     =======   ========    ========     ========   ========   ========   ========   ========

     $12.625   $13.1875    $16.8125     $16.1875   $  15.75   $  14.50   $  14.25   $  15.00
       2.80%    -14.47%       4.84%*       9.06%     15.87%      8.98%      2.39%     -3.94%
     $ 542.1   $  530.9    $  630.6     $  628.2   $  601.9   $  574.6   $  570.7   $  564.4
       1.67%      1.60%       1.57%        1.57%      1.61%      1.61%      1.65%      1.64%
       8.07%      7.43%       7.20%        7.42%      7.86%      8.08%      8.58%      8.23%
         39%        80%          6%*         94%        54%        36%        49%        47%

       1.07%      1.06%       1.07%        1.06%      1.07%      1.06%      1.07%      1.09%
       5.71%      5.95%       6.48%        5.66%      6.04%      6.20%      6.48%      6.52%

      12,000     12,000       6,000        6,000      6,000      6,000      6,000      6,000
     $70,177   $ 69,241    $155,104     $154,696   $150,322   $145,764   $145,113   $144,074
     $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, the Trust had $2,772,450 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    At April 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $832,902,653
                                                                ============
Gross tax unrealized appreciation...........................    $ 42,304,102
Gross tax unrealized depreciation...........................      (7,324,373)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 34,979,729
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                                  2003
Distribution paid from:
  Ordinary Income...........................................    $190,906
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $190,906
                                                                ========

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $65,280
Undistributed long-term capital gain........................    945,753

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from .05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $36,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of approximately $39,500 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $60,116,170 and $61,101,145, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................        98
Futures Closed..............................................       (98)
                                                                   ---
Outstanding at April 30, 2004...............................       -0-
                                                                   ===

5. PREFERRED SHARES

The Trust has outstanding 12,000 Auction Preferred Shares ("APS") in four series of 3,000 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally 7 days. The dividend periods for Series B and D are 28 days. The average rate in effect on April 30, 2004 was 1.035%. During the six months ended April 30, 2004, the rates ranged from 0.590% to 1.410%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 32

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VKQ SAR 6/04 RN04-00737P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
    ----------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004